Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) (Deferred Tax Asset Valuation Allowance, UNITED KINGDOM, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Deferred Tax Asset Valuation Allowance | UNITED KINGDOM
Valuation and Qualifying Accounts Disclosure [Line Items]
Net operating loss carryforwards	$ 43.2
Net operating loss carryforwards indefinitely	$ 5.5